ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Common Shares Equivalents, Outstanding			1,062,783	1,038,600
Convertible Preferred Stock [Member]
Common Shares Equivalents, Outstanding		28,667	28,667	28,667
Convertible Note [Member]
Common Shares Equivalents, Outstanding	956,903	1,039,501	0	0
Stock Awards [Member]
Common Shares Equivalents, Outstanding			0	10,195
Warrants [Member]
Common Shares Equivalents, Outstanding	911,059	792,283	793,928	752,730
Options [Member]
Common Shares Equivalents, Outstanding	45,844	218,551	240,188	247,008